Interests in Other Entities - Parent	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [line items]
Interests in Other Entities
19. INTERESTS IN OTHER ENTITIES

		Group
	2021	2020
	£m	£m
Joint Ventures	201	172
	201	172
The Santander UK group consists of a parent company, Santander UK Group Holdings plc, incorporated and domiciled in the UK and a number of subsidiaries and joint ventures held directly and indirectly by it.
a) Interests in subsidiaries
The Company holds directly or indirectly 100% of the issued ordinary share capital of its principal subsidiaries. All companies operate principally in their country of incorporation or registration. SFS has branch offices in Jersey and the Isle of Man.
Subsidiaries with significant non-controlling interests
The only subsidiary with significant non-controlling interests was PSA Finance UK Limited (PSA), which operates in the UK.On 30 July 2021, Santander UK through Santander Consumer (UK) plc sold its entire 50% shareholding in PSA to PSA Financial Services Spain EFC SA, a joint venture between Santander Consumer Finance SA, a fellow subsidiary of Banco Santander SA, and Banque PSA Finance SA, the auto finance arm of Group PSA Peugeot Citroën. The impact of the sale was to derecognise total assets of £3.2bn, total liabilities of £2.9bn and a non-controlling interest of £0.15bn. No material gain or loss arose on sale. In 2021, until the date of sale, and 2020, the proportion of ownership interests and voting rights held by non-controlling interests was 50%.

	2021	2020
	£m	£m
Profit attributable to non-controlling interests	—	19
Accumulated non-controlling interests of the subsidiary	—	162
Dividends paid to non-controlling interests	—	15
Summarised financial information:
Total assets	—	3,451
Total liabilities	—	3,127
Profit for the year	—	38
Total comprehensive income for the year	—	33

Interests in consolidated structured entities
Structured entities are formed by Santander UK to accomplish specific and well-defined objectives. Santander UK consolidates these structured entities when the substance of the relationship indicates control, as described in Note 1. In addition to the structured entities disclosed in Note 14 which are used for securitisation and covered bond programmes, the only other structured entities consolidated by Santander UK are described below. All the external assets and liabilities in these entities are included in the financial statements and in relevant Notes. Other than as set out below, no significant judgements were required with respect to control or significant influence.
Motor Securities 2018-1 Designated Activity Company (Motor 2018)
Motor 2018 is a credit protection entity, and a Designated Activity Company limited by shares, incorporated in Ireland. It has issued a series of credit linked notes varying in seniority which reference portfolios of Santander UK group loans. Concurrently, these entity sells credit protection to Santander UK in respect of the referenced loans and, in return for a fee, is liable to make protection payments to Santander UK upon the occurrence of a credit event in relation to any of the referenced loans. Motor 2018 is consolidated as Santander UK holds a variable interest by retaining the junior tranche of notes issued by the entity.
b) Interests in joint ventures
Santander UK does not have any individually material interests in joint ventures. As set out in the accounting policies in Note 1, interests in joint ventures are accounted for using the equity method. In 2021, Santander UK’s share in the profit after tax of its joint ventures was £22m (2020: £20m) before elimination of transactions between Santander UK and the joint ventures. At 31 December 2021, the carrying amount of Santander UK’s interest was £201m (2020: £172m). At 31 December 2021 and 2020, the joint ventures had no commitments and contingent liabilities.
c) Interests in unconsolidated structured entities
Structured entities sponsored by the Santander UK group
Santander UK has interests in structured entities which it sponsors but does not control. Santander UK considers itself a sponsor of a structured entity when it facilitates the establishment of the structured entity. Other than as set out below, no significant judgements were required with respect to control or significant influence. The structured entities sponsored but not consolidated by Santander UK are as follows.
i) Santander (UK) Common Investment Fund
The Santander (UK) Common Investment Fund (the Fund) is a common investment fund that was established to hold the assets of the Santander (UK) Group Pension Scheme. The Fund is not consolidated by Santander UK, but its assets of £14,100m (2020: £13,553m) are accounted for as part of the defined benefit assets and obligations recognised on Santander UK’s balance sheet. For more on the Fund, see Note 30. As the Fund holds the assets of the pension scheme, it is outside the scope of IFRS 10. Santander UK’s maximum exposure to loss is the carrying amount of the assets held.
ii) Credit protection entities
Santander UK has established three (2020: three) unconsolidated credit protection entities, which are Designated Activity Companies limited by shares, incorporated in Ireland. Each entity has issued a series of credit linked notes varying in seniority which reference portfolios of Santander UK group loans. Concurrently, these entities sell credit protection to Santander UK in respect of the referenced loans and, in return for a fee, are liable to make protection payments to Santander UK upon the occurrence of a credit event in relation to any of the referenced loans. Senior credit linked notes, which amounted to £1,184m (2020: £2,160m), are issued to, and held by, Santander UK. Junior credit linked notes, which amounted to £619m (2020: £678m), are all held by third party investors and suffer the first losses incurred in the referenced portfolios. Funds raised by the sale of the credit linked notes are deposited with Santander UK as collateral for the credit protection.
The senior credit linked notes, along with the deposits and associated guarantees, are presented on a net basis, to reflect a legal right of set-off between the principal amounts of senior notes and the cash deposits. Deposits and associated guarantees in respect of the junior credit linked notes are included in ‘Deposits by customers’ (see Note 23). The entities are not consolidated by Santander UK because the third-party investors have the exposure, or rights, to all of the variability of returns from the performance of the entities. No assets are transferred to, or income received from, these entities. Since the credit linked notes (including those held by Santander UK) are fully cash collateralised, Santander UK’s maximum exposure to loss is equal to any unamortised fees paid to the entities in connection with the credit protection outlined above.
Structured entities not sponsored by the Santander UK group
Santander UK also has interests in structured entities which it does not sponsor or control. These consist of holdings of mortgage and other asset backed securities issued by entities that were established and/or sponsored by other unrelated financial institutions. These securities comprise the asset backed securities included in Note 17. Management has concluded that the Santander UK group has no control or significant influence over these entities and that the carrying value of the interests held in these entities represents the maximum exposure to loss.

Santander UK Group Holdings plc
Disclosure of subsidiaries [line items]
Interests in Other Entities	INTERESTS IN OTHER ENTITIES

	2021	2020
	£m	£m
Interests in ordinary shares of subsidiaries	11,635	11,630
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	495	495
£750m Fixed Rate Reset Perpetual AT1 Capital Securities	750	750
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	210	210
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	500	500
	13,590	13,585

Details of subsidiaries, joint ventures and associates are set out in the Shareholder information section. For information on AT1 Capital Securities, see Note 33. The Company has no interests in joint ventures or associates.
Interests in other entities mainly relate to investments in 100% of the ordinary share capital of Santander UK plc, Santander Financial Services plc and Santander Equity Investments Limited, as well as holdings of AT1 Capital Securities issued by Santander UK plc.
Interests in subsidiaries are held at cost subject to impairment.
The Company’s interests in subsidiaries was as follows:

	Cost	Impairment	Net book value
	£m	£m	£m
At 31 December 2021	11,645	(10)	11,635

At 31 December 2020	11,645	(15)	11,630

Impairment testing
Interests in other entities are tested for impairment annually at 31 December. Interests in other entities are otherwise tested for impairment if reviews identify an indicator of impairment or when events or changes in circumstances dictate. Impairment is required where the carrying value of an investment exceeds its recoverable amount.

Basis of the recoverable amount
The recoverable amount of all interests in other entities was determined based on a value in use (VIU) methodology at each testing date. For each investment, the VIU is calculated by discounting management’s cash flow projections for the investment. The cash flow projections also take account of increased internal capital allocations needed to achieve internal and regulatory capital targets including the leverage ratio. The key assumptions used in the VIU calculation for each investment are set out below.
Key assumptions in the VIU calculation

	Carrying value of investment		Discount rate		Growth rate beyond initial cash flow projections
	2021	2020	2021	2020	2021	2020
Investment	£m	£m	%	%	%	%
Santander UK plc	11,267	11,267	13.6	14.0	1.6	1.6
Santander Financial Services plc	337	337	15.6	13.7	1.6	1.6
Other	31	26
	11,635	11,630
Management’s judgement in estimating the cash flows of a CGU
The VIU calculation uses cash flow projections derived from the latest 3-year plan presented to the Board. For more details, see Note 20.
Cash flow projections for the purpose of impairment testing do not take account of any adverse outcomes arising from contingent liabilities (see Note 31), whose existence will be confirmed by uncertain future events or where any obligation is not probable or otherwise cannot be measured reliably, nor do they take account of the benefits arising from Santander UK’s transformation plans that had not yet been implemented or committed at 31 December 2021.
Discount rate
The rate used to discount the cash flows is based on the cost of equity assigned to each investment, which is derived using a CAPM. The CAPM depends on a number of inputs reflecting financial and economic variables, including the risk-free rate and a premium to reflect the inherent risk of the investment being evaluated. These variables are based on the market’s assessment of the economic variables and management’s judgement. In determining the discount rate, management have identified the cost of equity associated with market participants that closely resemble our investments and adjusted them for tax to arrive at the pre-tax equivalent rate.
Growth rate beyond initial cash flow projections
The growth rate for periods beyond the initial cash flow projections is used to extrapolate the cash flows in perpetuity because of the long-term perspective of the business. In line with the accounting requirements, management uses the UK Government’s official estimate of the UK long-term average GDP growth rate, as this is lower than management's estimate of the long-term average growth rate of the business.
Investments in Santander UK plc and Santander Financial Services plc
The VIU of each investment remains higher than the carrying value of the investment. The VIU review at 31 December 2021 did not indicate the need for an impairment in the Company’s investments in Santander UK plc and Santander Financial Services plc. Management considered the reduction in headroom and the uncertainty relating to the respective estimates of the VIU for those investments, but determined that there was a sufficient basis to conclude that no impairment was required.
Sensitivities of key assumptions in calculating the VIU of the investment in Santander UK plc
At 31 December 2021 and 2020, the VIU was sensitive to reasonably possible changes in the key assumptions similar to those applied in determining the recoverable amount of goodwill recognised in the Santander UK plc group (see Note 20 to the Consolidated Financial Statements). In addition, given the lack of significant headroom, the VIU is sensitive to the UK long-term average GDP growth rate assumption.

At 31 December 2021 and 2020, a reasonably possible change in the following key assumptions in relation to the VIU calculation for the Company’s investment in Santander UK plc would have resulted in an impairment, as shown in the table below. The sensitivity analysis presented below has been prepared on the basis that a change in each key assumption would not have a consequential impact on other assumptions used in the impairment review. However, due to the interrelationships between some of the assumptions, a change in one of the assumptions might impact one or more of the other assumptions and could result in a larger or smaller overall impact.

		Impairment
		2021	2020
Subsidiary	Reasonably possible change	£m	£m
Santander UK plc	Cash flow projections decrease by 5% (2020: 5%)	—	109
	Discount rate increases by 100 basis points (2020: 100 basis points)	381	637
	GDP growth rate decreases by 10 basis points (2020: 10 basis points)	—	—

The decrease in cash flow projections in the table above includes the impact of holding back the required capital to support the growth of the business. Under current regulatory capital regulations as they apply to Santander UK plc, the calculation is not sensitive overall to the UK long-term average GDP growth rate assumption as the increased profit after tax generated by growth of the business is mostly offset by the need to retain more profit to meet increased regulatory capital requirements driven by the growth in assets.
Sensitivity of VIU changes to current assumptions to achieve nil headroom
Although there was no impairment of the Company's investment in Santander UK plc at 31 December 2021 and 2020, the test remains sensitive to some of the assumptions used, as described above. In addition, the changes in assumptions detailed below for the discount rate and cash flow projections would eliminate the current headroom. As a result, there is a risk of impairment in the future should business performance or economic factors diverge from forecasts.
The sensitivity analysis presented below has been prepared on the basis that a change in each key assumption would not have a consequential impact on other assumptions used in the impairment review. However, due to the interrelationships between some of the assumptions, a change in one of the assumptions might impact one or more of the other assumptions and could result in a larger or smaller overall impact.

2021	Carrying value	Value in use	Headroom	Increase in post tax discount rate	Decrease in cash flows
Subsidiary	£m	£m	£m	bps	%
Santander UK plc	11,267	12,147	880	67	7

2020
Santander UK plc	11,267	11,745	478	40	4
Sensitivities of key assumptions in calculating the VIU of the investment in Santander Financial Services plc
At 31 December 2021 and 2020, the VIU was sensitive to reasonably possible changes in the key assumptions for the discount rate and cash flows similar to those applied in determining the recoverable amount of goodwill recognised in the Santander UK plc group (see Note 20). In line with the position for Santander UK plc, the VIU is not sensitive to the UK long-term average GDP growth rate assumption overall as the increased profit after tax generated by growth of the business is mostly offset by the need to retain more profit to meet increased regulatory capital requirements driven by the growth in assets.
At 31 December 2021 and 2020, a reasonably possible change in the following key assumptions in relation to the VIU calculation for the Company’s investment in Santander Financial Services plc would have resulted in an impairment, as shown in the table below. The sensitivity analysis presented below has been prepared on the basis that a change in each key assumption would not have a consequential impact on other assumptions used in the impairment review. However, due to the interrelationships between some of the assumptions, a change in one of the assumptions might impact one or more of the other assumptions and could result in a larger or smaller overall impact.

		Impairment
		2021	2020
Subsidiary	Reasonably possible change	£m	£m
Santander Financial Services plc	Cash flow projections decrease by 5% (2020: 5%)	—	—
	Discount rate increases by 100 basis points (2020: 100 basis points)	—	5

The decrease in cash flow projections in the table above includes the impact of holding back the required capital to support the growth of the business.

Sensitivity of VIU changes to current assumptions to achieve nil headroom
Although there was no impairment of the Company's investment in Santander Financial Services plc at 31 December 2021 and 2020, the test remains sensitive to the some of the assumptions used, as described above. In addition, the changes in assumptions detailed below for the discount rate and cash flow projections would eliminate the current headroom. As a result, there is a risk of impairment in the future should business performance or economic factors diverge from forecasts.
The sensitivity analysis presented below has been prepared on the basis that a change in each key assumption would not have a consequential impact on other assumptions used in the impairment review. However, due to the interrelationships between some of the assumptions, a change in one of the assumptions might impact one or more of the other assumptions and could result in a larger or smaller overall impact.

2021	Carrying value	Value in use	Headroom	Increase in post tax discount rate	Decrease in cash flows
Subsidiary	£m	£m	£m	bps	%
Santander Financial Services plc	337	376	39	145	10

2020
Santander Financial Services plc	337	363	26	82	7